Leases - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Center	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Capital lease obligations		$ 300
Proceeds from sale-leaseback transactions	$ 230	$ 411	$ 515
Retail and mail order locations, distribution centers and corporate offices
Operating Leased Assets [Line Items]
Number of distribution centers leased | Center	11
Retail and mail order locations, distribution centers and corporate offices | Minimum
Operating Leased Assets [Line Items]
Non-cancelable operating leases, initial term (in years)	15 years
Retail and mail order locations, distribution centers and corporate offices | Maximum
Operating Leased Assets [Line Items]
Non-cancelable operating leases, initial term (in years)	25 years
Equipment and other assets | Minimum
Operating Leased Assets [Line Items]
Non-cancelable operating leases, initial term (in years)	3 years
Equipment and other assets | Maximum
Operating Leased Assets [Line Items]
Non-cancelable operating leases, initial term (in years)	10 years